3. COMMITMENTS (Details Narrative) - USD ($)		12 Months Ended
	Jul. 02, 2019	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2016
Capital lease obligation		$ 14,599		$ 51,252
Net book value of assets held under capital leases		13,192
Rent expense		58,228	$ 58,100
Operating lease cost		4,976
Stock Subscriptions [Member]
Proceeds from sale of stock		925,000
2019 July Stock Sale [Member] | Subsequent Event [Member]
Proceeds from sale of stock	$ 25,000
Stock issued new, shares	760,000
Chairman of the Board [Member]
Payment for services		20,000
Accrued board fees		$ 10,000
Pessin [Member] | Registration Rights Agreement [Member] | Subsequent Event [Member]
Proceeds from sale of stock	$ 250,000
Stock issued new, shares	200,000